Goodwill and intangible assets	12 Months Ended
Dec. 31, 2020
Goodwill and intangible assets
Goodwill and intangible assets

Note 10 – Goodwill and intangible assets

Identifiable intangible assets consist of the following:

	2019	2020
	Balance		Purchase			Transferred		Balance
	at		price		Impairment	to assets	Year-to-date	at
	December 31,	Acquisitions	adjustments	Disposals	Charge	held for sale	amortization	December 31,
Licenses	$182,969	$559,250	$(505)	$(1,095)	$(23,659)	$(19,690)	$(34,778)	$662,492
Trade names	1,921	49,180	767	(29)	—	(600)	(3,419)	47,820
Service agreements	—	69,370	—	—	—	—	(5,775)	63,595
Non-compete agreements	745	24,240	(45)	—	—	—	(1,446)	23,494
Total intangible assets, net	$185,635	$702,040	$217	$(1,124)	$(23,659)	$(20,290)	$(45,418)	$797,401

Amortization of intangible assets was $45,418 and $12,891 for the years ended December 31, 2020 and 2019, respectively.

The Company has determined that the goodwill associated with all acquisitions belongs to the cannabis operations segment for the years ended December 31, 2020 and 2019. The changes in the carrying amount of goodwill for the cannabis operations segment were as follows:

Total
Balance at December 31, 2019	$69,326
Purchase price adjustments	76
Acquisition of Cura (Note 4)	113,252
Acquisition of Remedy (Note 4)	909
Acquisition of MEOT (Note 4)	561
Acquisition of Curaleaf NJ (Note 4)	22,863
Acquisition of Grassroots (Note 4)	257,023
Acquisition of ATG (Note 4)	19,072
Disposals (Note 8)	(1,748)
Transferred to assets held for sale (Note 7)	(11,190)
Balance at December 31, 2020	$470,144

There was no goodwill impairment as of December 31, 2020 or 2019 based on the analysis procedures outlined below.

As of December 31, 2020, the Company assessed whether there were events or changes in circumstances that would indicate that a Cash Generating Unit (“CGU”) or group of CGUs were impaired. The Company considers external and internal factors, including overall financial performance and relevant entity-specific factors, as part of this assessment.

The Company allocated goodwill to its cannabis operating segment based on acquisition of the entity to which the goodwill is attributable. As the cannabis operating segment comprises various CGUs, management tested the individual CGUs for impairment. The recoverable amount of all CGUs was determined based on the value in use (“VIU”) method using level 2 and level 3 inputs that were ultimately determined to be market participant assumptions. The recoverable amount for all CGUs was valued using a discounted cash flow (“DCF”) model, a variation of the income approach, and corroborated with value indications from certain market approaches, specifically the publicly-traded guideline company method and the comparable transaction method.

The significant assumptions applied in the determination of the recoverable amount are described as follows:

i.

Cash flows: Estimated cash flows were projected based on actual operating results from internal sources as well as industry and market trends. The forecasts were extended to a total of eight years (with a terminal year thereafter) based on the relative immaturity of the industry;

ii.	Terminal value growth rate: The terminal growth rate was based on historical and projected consumer price inflation, historical and projected economic indicators, and projected industry growth;
iii.

Post-tax discount rate: The post-tax discount rate is reflective of the CGUs Weighted Average Cost of Capital (“WACC”). The WACC was estimated based on the risk-free rate, equity risk premium, beta adjustment to the equity risk premium based on a direct comparison approach, an unsystematic risk premium, and after-tax cost of debt based on corporate bond yields; and

iv.	Tax rate: The tax rates used in determining the future cash flows were those effectively enacted based on jurisdiction at the respective valuation date.

Key assumptions used in calculating the recoverable amount for each CGU grouping tested for impairment as of December 31, 2020 is outlined in the following table:

	Grassroots	Select	New Jersey	Nevada	Arizona	Connecticut	Florida	Massachusetts
	CGU	CGU	CGU	CGU	CGU	CGU	CGU	CGU
Terminal Value Growth Rate	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%
Discount Rate	14.0%	13.0%	19.0%	15.0%	19.0%	18.0%	18.0%	19.0%
Recoverable Amount	$607,958	$367,590	$187,617	$76,931	$338,205	$118,630	$343,470	$165,376
Carrying Amount of Goodwill	$245,833	$113,252	$22,863	$19,589	$15,547	$14,302	$13,410	$4,517

The recoverable amount of the CGU is compared to the total CGU carrying amount for each CGU grouping for impairment testing procedures.

Select CGU

The Company’s Select CGU represents its operations dedicated to the manufacturing, processing, distribution, and marketing operations, and all adult-use and medical cannabis products marketed under the Select brand name, including all intellectual property. This CGU is attributed to the Company’s cannabis operating segment. As a result of the impairment test, management concluded that the carrying value of the CGU was lower than its recoverable amount and recorded no impairment. An increase in the discount rate of 200 basis points would cause an impairment in the CGU grouping.

Grassroots CGU

The Company’s Grassroots CGU represents its operations dedicated to the cultivation, processing and sale of cannabis within the states of Illinois, Pennsylvania, Michigan, Ohio, Vermont, North Dakota, Arkansas, and Connecticut. This CGU is attributed to the Company’s cannabis operating segment. As a result of the impairment test, management concluded that the carrying value of the CGU was lower than its recoverable amount and recorded no impairment. An increase in the discount rate of 150 basis points would cause an impairment in the CGU grouping.

New Jersey CGU

The Company’s New Jersey (Curaleaf) CGU represents its operations dedicated to the cultivation, processing and sale of cannabis within the state of New Jersey. This CGU is attributed to the Company’s cannabis operating segment. As a result of the impairment test, management concluded that the carrying value of the CGU was lower than its recoverable amount and recorded no impairment.

Nevada CGU

The Company’s Nevada CGU represents its operations dedicated to the cultivation and sale of cannabis within the state of Nevada. This CGU is attributed to the Company’s cannabis operating segment. As a result of the impairment test, management concluded that the carrying value of the CGU was lower than its recoverable amount and recorded no impairment.

Arizona CGU

The Company’s Arizona CGU represents its operations dedicated to the sale of cannabis within the state of Arizona. This CGU is attributed to the Company’s cannabis operating segment. As a result of the impairment test, management concluded that the carrying value of the CGU was lower than its recoverable amount and recorded no impairment.

Connecticut CGU

The Company’s Connecticut (Doubling Road) CGU represents its operations dedicated to the cultivation, processing, and sale of cannabis within the state of Connecticut. This CGU is attributed to the Company’s cannabis operating segment. As a result of the impairment test, management concluded that the carrying value of the CGU was lower than its recoverable amount and recorded no impairment.

Florida CGU

The Company’s Florida (Modern Health Concepts) CGU represents its operations dedicated to the cultivation, processing, and sale of cannabis within the state of Florida. This CGU is attributed to the Company’s cannabis operating segment. As a result of the impairment test, management concluded that the carrying value of the CGU was lower than its recoverable amount and recorded no impairment.

Massachusetts CGU

The Company’s Massachusetts (Curaleaf) CGU represents its operations dedicated to the cultivation, processing, and sale of cannabis within the state of Massachusetts. This CGU is attributed to the Company’s cannabis operating segment. As a result of the impairment test, management concluded that the carrying value of the CGU was lower than its recoverable amount and recorded no impairment.

Finite asset specific impairments

During the year ended December 31, 2020, the Company identified underperformance of actual results against expected results for its Eureka cultivation operations, which is an indicator of asset impairment relating to the intangible license. The recoverable amount of the Eureka Cultivation licensing agreement was determined based on a third-party appraisal using a value in use approach, which is the present value of the future cash flows expected to be derived from the Eureka Cultivation licensing agreement, using unobservable inputs (level 3). The Eureka Cultivation licensing agreement was valued using a multi-period excess earnings method (“MPEEM”), a variation of the income approach. This methodology considers future cash flows attributable to the long-lived asset, contributory asset charges to reflect the use of other assets to sustain the subject asset, and a market participant discount rate observed in the industry. Consideration is given to historical data relating to the market and the subject asset, projected data relating to the subject asset, and certain industry standards which constitute both observable and unobservable inputs (level 2 and level 3). This model assumed a discount rate of 19.0%. As a result, the Company recognized a $23,659 impairment loss relating to this license for the year ended December 31, 2020. This license, and the corresponding impairment loss, are allocated to the cannabis operating segment (Note 18).